                        GARTMORE VARIABLE INSURANCE TRUST

               Gartmore GVIT Investor Destinations Aggressive Fund
         Gartmore GVIT Investor Destinations Moderately Aggressive Fund
                Gartmore GVIT Investor Destinations Moderate Fund
        Gartmore GVIT Investor Destinations Moderately Conservative Fund
              Gartmore GVIT Investor Destinations Conservative Fund

                       Supplement dated May 5, 2006 to the
                          Prospectus dated May 1, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1.   The Gartmore GVIT Investor Destinations Aggressive Fund's Fees and Expenses
     table  and  Example  table  on page 7 are  restated  in their  entirety  as follows.

     FEES AND EXPENSES

     This table describes the direct and indirect fees and expenses that you may pay when buying and holding  shares of the Fund,  depending on the class in which you invest.  Regardless  of which  share  class you select,  you will indirectly  bear a proportion of the applicable  expenses of the Underlying
     Funds.

                                                          Class II     Class VI
------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)(1)      N/A          N/A
------------------------------------------------------------------------------
Short Term Trading Fees (as a percentage of amount
redeemed)(2)                                                  N/A        1.00%
------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from
Fund assets)
------------------------------------------------------------------------------
Management Fees                                             0.13%        0.13%
------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                    0.25%        0.25%
------------------------------------------------------------------------------
Other Expenses(3)                                           0.18%        0.18%
------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                 0.56%        0.56%
------------------------------------------------------------------------------
Indirect Annual Underlying Fund Expenses(4)                 0.29%        0.29%
------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT ANNUAL FUND
OPERATING EXPENSES(5)                                       0.85%        0.85%
-------------------------------------------------------------------------------

(1)  Variable  insurance  contracts  impose sales charges and other  expenses on variable insurance contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% in the amount of the Fund  redeemed or exchanged  will be  assessed  for any  Class VI  shares  redeemed/exchanged within 60 days after the date they were  acquired,  except as  described in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 34.

(3)  "Other Expenses" include  administrative  services fees which currently are
     0.14% for both  share  classes,  but which are  permitted  to be as high as
     0.25%. The full 0.25% in  administrative  services fees is not reflected in
     "Other  Expenses" at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative  services fees were charged,  total operating expenses, after fee waivers and/or reimbursements, would be 1.03%.

(4)  The  Indirect  Underlying  Fund  Operating  Expenses are in addition to the
     "Total Direct Annual Fund Operating  Expenses"  described in the Funds' fee table above and those included in the prospectus for the variable insurance contract,  and may change from time to time.  Actual  expenses  will differ when the Fund's allocation moves from its proposed allocation.

(5)  When the Fund is chosen as an investment  option within variable  insurance contracts,  the contractholder will be responsible for: (1) direct expenses charged by the variable insurance  contract;  and (2) the indirect expenses of the  Fund  and the  Underlying  Funds.  In  this  structure,  the  Fund, therefore,  indirectly  bears  a  proportionate  share  of  the  applicable expenses of the underlying  investments (including management fees) because the Fund invests  primarily in Underlying Funds and is a shareholder of the
     Underlying Funds. Additionally, because the Fund invests primarily in other
     Gartmore  Funds,  it  is a  shareholder  of  those  Underlying  Funds.  The
     Underlying  Funds and the  Nationwide  Contract  do not charge the Fund any sales charge for buying or selling  shares.  However,  the Fund  indirectly pays a portion of  operating  expenses,  including  management  fees of the
     Underlying  Funds and short-term  investments it holds.  These expenses are deducted  from an  investment in the Fund.  Actual  indirect  expenses vary depending  on how each  Fund's  assets  are  spread  among  the  underlying investments. This figure represents the average expense ratio for the Fund, based  on its  current  proposed  allocation  and the  expense  ratios  for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements).
     The underlying investments fees are in addition to the "Total Direct Annual
     Fund Operating  Expenses" described in the Funds' fee table above and those included in the prospectus  for the variable  insurance  contract,  and may change  from time to time.  Actual  expenses  will  differ  when the Fund's allocation moves from its proposed allocation.

     EXAMPLE

     This example shows what you could pay in expenses  over time.  You can also use this example to compare the cost of the Fund with other  mutual  funds.
     The example, however, does not include charges that are imposed by variable insurance contracts.  If these charges were reflected,  the expenses listed below would be higher.

     With  respect to the Class VI shares  for the Fund,  the  example  does not include the effect of the  short-term  trading fee. If you sell your shares without holding them more than 60 days, a short-term  trading fee generally will be assessed in addition to the Fund operating  expenses;  as a result, the  expenses  and other  charges you will pay if you engage in  short-term trading will be higher than if you hold your Class VI shares for the entire period.

     The  example  assumes  that  you  invest  $10,000  in the Fund for the time periods  indicated  and then  sell all of your  shares  at the end of those periods.  It assumes a 5% return each year,  no change in expenses  and the expense  limitations  of the Underlying  Funds for one year.  Although your actual costs may be higher or lower,  based on these assumptions your costs would be:

                                  1 YR         3 YRS        5 YRS       10 YRS
Aggressive Fund - Class II Shares  $87          $271         $471       $1,049
Aggressive Fund - Class VI Shares   87           271          471        1,049

2.   The Gartmore GVIT Investor  Destinations  Moderately Aggressive Fund's Fees
     and  Expenses  table and  Example  table on page 12 are  restated  in their entirety as follows.

     FEES AND EXPENSES

     This table describes the direct and indirect fees and expenses that you may pay when  buying and  holding  shares of the  Moderately  Aggressive  Fund, depending on the class in which you invest. Regardless of which share class you  select,  you  will  indirectly  bear a  proportion  of the  applicable expenses of the Underlying Funds.

                                                          Class II     Class VI
------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)(1)      N/A          N/A
------------------------------------------------------------------------------
Short Term Trading Fees (as a percentage of amount
redeemed)(2)                                                  N/A        1.00%
------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from
Fund assets)
------------------------------------------------------------------------------
Management Fees                                             0.13%        0.13%
------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                    0.25%        0.25%
------------------------------------------------------------------------------
Other Expenses(3)                                           0.18%        0.18%
------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                 0.56%        0.56%
------------------------------------------------------------------------------
Indirect Annual Underlying Fund Expenses(4)                 0.29%        0.29%
------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT ANNUAL FUND
OPERATING EXPENSES(5)                                       0.85%        0.85%
------------------------------------------------------------------------------

(1)  In addition,  variable  insurance  contracts impose sales charges and other expenses on variable  insurance  contract  holders.  Such sales charges and
     other  expenses  are  described  in  the  variable   insurance   contract's
     prospectus.

(2)  A  short-term  trading  fee of 1.00% in the amount of the Fund  redeemed or exchanged  will be  assessed  for any  Class VI  shares  redeemed/exchanged within 60 days after the date they were  acquired,  except as  described in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 34.

(3)  "Other Expenses" include  administrative  services fees which currently are
     0.14% for both  share  classes,  but which are  permitted  to be as high as
     0.25%. The full 0.25% in  administrative  services fees is not reflected in
     "Other  Expenses" at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative  services fees were charged,  total operating expenses, after fee waivers and/or reimbursements, would be 1.03%.

(4)  The  Indirect  Underlying  Fund  Operating  Expenses are in addition to the
     "Total Direct Annual Fund Operating  Expenses"  described in the Funds' fee table above and those included in the prospectus for the variable insurance contract,  and may change from time to time.  Actual  expenses  will differ when the Fund's allocation moves from its proposed allocation.

(5)  When the Fund is chosen as an investment  option within variable  insurance contracts,  the contractholder will be responsible for: (1) direct expenses charged by the variable insurance  contract;  and (2) the indirect expenses of the  Fund  and the  Underlying  Funds.  In  this  structure,  the  Fund, therefore,  indirectly  bears  a  proportionate  share  of  the  applicable expenses of the underlying  investments (including management fees) because the Fund invests  primarily in Underlying Funds and is a shareholder of the
     Underlying Funds. Additionally, because the Fund invests primarily in other
     Gartmore  Funds,  it  is a  shareholder  of  those  Underlying  Funds.  The
     Underlying  Funds and the  Nationwide  Contract  do not charge the Fund any sales charge for buying or selling  shares.  However,  the Fund  indirectly pays a portion of  operating  expenses,  including  management  fees of the
     Underlying  Funds and short-term  investments it holds.  These expenses are deducted  from an  investment in the Fund.  Actual  indirect  expenses vary depending  on how each  Fund's  assets  are  spread  among  the  underlying investments. This figure represents the average expense ratio for the Fund, based  on its  current  proposed  allocation  and the  expense  ratios  for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements).
     The underlying investments fees are in addition to the "Total Direct Annual
     Fund Operating  Expenses" described in the Funds' fee table above and those included in the prospectus  for the variable  insurance  contract,  and may change  from time to time.  Actual  expenses  will  differ  when the Fund's allocation moves from its proposed allocation.

     EXAMPLE

     This example shows what you could pay in expenses  over time.  You can also use this example to compare the cost of the Fund with other  mutual  funds.
     The example, however, does not include charges that are imposed by variable insurance contracts.  If these charges were reflected,  the expenses listed below would be higher.

     With  respect to the Class VI shares  for the Fund,  the  example  does not include the effect of the  short-term  trading fee. If you sell your shares without holding them more than 60 days, a short-term  trading fee generally will be assessed in addition to the  Moderately  Aggressive  Fund operating expenses;  as a result,  the expenses and other charges you will pay if you engage in short-term  trading will be higher than if you hold your Class VI shares for the entire period.

     The example  assumes that you invest $10,000 in the  Moderately  Aggressive
     Fund for the time periods indicated and then sell all of your shares at the end of those  periods.  It  assumes a 5%  return  each  year,  no change in expenses and the expense  limitations of the Underlying Funds for one year.
     Although  your  actual  costs  may be  higher  or  lower,  based  on  these assumptions your costs would be:

                                                1 YR   3 YRS   5 YRS   10 YRS
Moderately Aggressive Fund - Class II Shares     $87    $271    $471   $1,049
Moderately Aggressive Fund - Class VI Shares      87     271     471    1,049

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.